Short-Term and Long-Term Restricted Cash and Investments	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Short-Term and Long-Term Restricted Cash and Investments
Short-Term and Long-Term Restricted Cash and Investments
We own ICE Futures Europe, which operates as a U.K. Recognized Investment Exchange. As a U.K. Recognized Investment Exchange, ICE Futures Europe is required by the Financial Conduct Authority in the U.K. to restrict the use of the equivalent of six months of operating expenditures, subject to certain deductions, in cash or cash equivalents or investments at all times. As of December 31, 2015 and 2014, this amount for ICE Futures Europe was $57 million. Such amounts are reflected as short-term restricted cash and investments in the accompanying consolidated balance sheets.
We own LIFFE Administration and Management, or Liffe, which also operates as a U.K. Recognized Investment Exchange. As of December 31, 2015 and 2014, the six months of operating expenditures for Liffe was $106 million and $114 million, respectively. Such amounts are reflected as short-term restricted cash and investments in the accompanying consolidated balance sheets. In November 2014, we completed the transition of Liffe’s contracts to ICE Futures Europe. While Liffe still has a regulated status as of December 31, 2015, we have applied for a de-recognition order, which will result in the release of the $106 million in regulatory capital and an increase in our unrestricted cash and cash equivalents when approved.
As a U.K. Recognized Clearing House, ICE Clear Europe is required by the Bank of England to restrict the use of the equivalent of six months of operating expenditures, subject to certain deductions, in cash or cash equivalents or investments at all times. As of December 31, 2015 and 2014, this amount for ICE Clear Europe was $87 million. As of December 31, 2014 the $87 million was reflected as short-term restricted cash and investments in the accompanying consolidated balance sheet. When EMIR becomes effective, which is currently anticipated during the first half of 2016, the Bank of England restricted cash capital requirements for ICE Clear Europe will be superseded by the EMIR capital requirements, which would require liquid regulatory capital requirements of $274 million. We have funded the entire $274 million of cash in ICE Clear Europe as of December 31, 2015 and it was reflected as short-term restricted cash and investments in the accompanying consolidated balance sheet.
Our Commodity Futures Trading Commission, or CFTC, regulated U.S. Designated Contract Market, or DCM, ICE Futures U.S., our CFTC regulated U.S. Derivatives Clearing Organizations, or DCOs, ICE Clear U.S. and ICE Clear Credit, our CFTC regulated U.S. Swap Data Repository, or SDR, ICE Trade Vault, and our U.S. Swap Execution Facility, or SEF, ICE Swap Trade are required to maintain financial resources with a value at least equal to the amount that would cover certain operating costs for a one-year period, including maintaining cash or a committed line of credit, subject to certain deductions, to satisfy at least six months of such operating costs at all times. As of December 31, 2015 and 2014, the financial resources reserved necessary to satisfy such operating costs for these DCM, DCOs, SDR and SEF were $142 million and $49 million, respectively, in the aggregate, of which $7 million was satisfied by our revolving credit facility as of December 31, 2014. A portion of such revolving credit facility has historically been reserved for use by certain of our DCOs for liquidity purposes (Note 9). As of December 31, 2015, we no longer reserved any of our revolving credit facility for use by our DCOs for liquidity purposes. The remaining $142 million and $42 million of the financial resources as of December 31, 2015 and 2014, respectively, was recorded as short-term restricted cash and investments in the accompanying consolidated balance sheets.
ICE Clear Europe, in addition to being regulated by the Financial Conduct Authority and the Bank of England once EMIR is effective, is also regulated by the CFTC as a DCO. As of December 31, 2015 and 2014, the financial resources reserved necessary to satisfy such operating costs for ICE Clear Europe as a CFTC DCO was $139 million and $107 million, respectively. No additional amounts were recorded for these amounts in the accompanying consolidated balance sheets as they were already included as restricted cash as part of the EMIR financial resources requirements as of December 31, 2015 and part of the Financial Conduct Authority or revolving credit facility financial resources requirements as of December 31, 2014.
Our clearing houses require that each clearing member make deposits to a fund known as the guaranty fund. The amounts in the guaranty fund will serve to secure the obligations of a clearing member to our clearing houses and may be used to cover losses in excess of the margin and clearing firm accounts sustained by our clearing houses in the event of a default of a clearing member. ICE Clear Europe has contributed $100 million of its own cash as part of its futures and options guaranty fund and this cash is reflected as long-term restricted cash in the accompanying consolidated balance sheets as of December 31, 2015 and 2014. ICE Clear Europe has also contributed $50 million and $28 million of its own cash as part of its CDS guaranty fund as of December 31, 2015 and 2014, respectively, and this cash is reflected as long-term restricted cash in the accompanying consolidated balance sheets. ICE Clear Credit has contributed $50 million of its own cash as part of its CDS guaranty fund as of December 31, 2015 and 2014 and this cash is reflected as long-term restricted cash in the accompanying consolidated balance sheets. ICE Clear U.S. has contributed $50 million of its own cash as part of its futures and options guaranty fund as of December 31, 2015 and 2014 and this cash is reflected as long-term restricted cash in the accompanying consolidated balance sheets. See Note 12 for additional information on the guaranty funds and our contributions of cash to our clearing houses guaranty funds.
ICE Clear Netherlands, as a continental European derivatives clearing house, is regulated and supervised in the Netherlands by the Authority For the Financial Markets and the Dutch Central Bank and is required to maintain regulatory capital equal to various solvency and risk based calculations, subject to EMIR minimum regulations. As of December 31, 2015 and 2014, the regulatory capital for ICE Clear Netherlands was $11 million and $12 million, respectively, and is reflected as short-term restricted cash and investments in the accompanying consolidated balance sheets. Our contribution to the guaranty fund of ICE Clear Netherlands as of December 31, 2014 was $24 million and is reflected as long-term restricted cash and investments. During the year ended December 31, 2015, there was a change in the ICE Clear Netherlands clearing fund rules and our contribution to the guaranty fund was no longer required.
As of December 31, 2015 and 2014, there is $13 million and $6 million, respectively, of additional combined cash reflected as short-term restricted cash and investment in the accompanying consolidated balance sheets related to other regulated entities and exchanges, included ICE Benchmark Administration, ICE Trade Vault U.K., ICE Endex and ICE Clear Singapore. As of December 31, 2015 and 2014, there is $44 million of cash held as escrow for the SuperDerivatives acquisition that is reflected as short-term and long-term restricted cash and investments, respectively, in the accompanying consolidated balance sheets as the escrow could be held for up to 18 months from the date of our October 7, 2014 acquisition.